(ICON)

Prudential
Global
Limited
Maturity
Fund, Inc.
------------------------------
Limited Maturity
Portfolio

SEMI
ANNUAL
REPORT
April 30, 1998

(LOGO)

Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

Performance At A Glance.

The Asian economic crisis dominated world bond markets over the past six months, lifting prices of higher-quality debt, such as
U.S. Treasury securities, but pressuring bonds in developing countries, such as Thailand, Indonesia, Russia and Brazil.
The Prudential Global Limited Maturity Fund --
Limited Maturity
Portfolio's emphasis on major bond markets such as Germany, the
U.K., New Zealand and the U.S., along with considerable U.S.
dollar exposure, enabled the Fund to generate returns that surpassed the average globalincome fund, as measured by
Lipper Analytical Services. When expressed in U.S.
dollars,
global bond returns remained modest.

Cumulative Total Returns1
As of 4/30/98
                   Six      One      Five
Since
                  Months    Year     Years
Inception2
Class A            4.28%    6.93%    30.71%
51.21%
Class B            4.05     6.47     26.82
43.73
Class C            4.05     6.47      N/A
28.00
Class Z            4.46     7.45      N/A
8.15
Lipper Global
Income Fund Avg3   3.26     8.24     35.66
***

Average Annual Total Returns1As of 3/31/98
             One    Five      Since
             Year   Years   Inception2
Class A      3.95%   5.03%    5.24%
Class B      3.58    5.03     4.94
Class C      5.58    N/A      6.82
Class Z      7.55    N/A      6.38

Past performance is not indicative of future results. Total return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Fund
charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 3%, 2%, 1% and 1% for four years for Class B shares. Class C shares have a 1% CDSC for one year. Class
Z shares are not subject to sales charges or distribution fees. Class B shares will automatically convert to Class
A shares, on a quarterly basis, after
approximately five
years.

2Inception dates: 11/1/90 for Class A and Class B shares;
8/1/94 for Class C shares ; 1/27/97 for Class Z shares.

3Lipper returns are for all funds in each share class for the six-month, 1-, and 5-year periods.

***Lipper Since Inception returns are: Class A &
B, 71.30%;
Class C, 36.45%; and Class Z, 7.07% for all funds in each
Lipper share class.

How Investments Compared.
   (As of 4/30/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Simon Wells and Gabriel Irwin, Fund Managers

Portfolio                            (PICTURE)
(PICTURE)
Managers' Report

The Fund seeks to maximize total return by investing primarily in investment-grade debt securities denominated in the U.S.
dollar and a range of foreign currencies. The
Fund's weighted
average maturity ranges from more than two but less than five years. The Fund may invest up to 20% of its total assets in securities rated below investment grade, but with a minimum rating of single-B by a nationally recognized statistical rating organization. The Fund is nondiversified, meaning it may invest more than five percent of its total assets in the securities of one or more issuers. This carries greater risk and share price volatility.

Your Dividend.

As a result of declining interest rates world-wide, we have lowered the monthly dividend on Class A shares by US$0.0025 a share to US$0.0450 per share, beginning with the June dividend. Similarly, the monthly dividends for Classes B and C shares were cut by US$0.0020 to US$0.0410 and Class
Z shares were reduced by US$0.0025 to US$0.0460

Strategy Session.

Economic turmoil in Asia drove global financial markets during the past six months, sparking sell-offs in some lower-quality bonds and rallies in better-quality debt securities. Among other problems, a history of lax lending practices at Asian banks and finance companies contributed to the region's deteriorating economic conditions.
As the
crisis deepened in November and December, bonds of formerly prosperous countries such as South Korea, Indonesia and
Thailand tumbled as their currencies lost ground against the U.S. dollar, and Moody's Investors Service slashed their credit ratings to below investment grade. By contrast, government debt securities of nations viewed as safe havens, such as the U.S., the U.K. and Germany, appreciated as investors took refuge in these markets.

Asian difficulties continued as the new year began. Hong
Kong's largest investment bank collapsed in mid-
January,
prompting sharp declines in Asian stocks and bonds, but a powerful rally that pushed down the 30-year U.S.
Treasury
bond yield to 5.66%, its lowest level since regular sales of the securities began in 1977. (Of course, yields fall as prices rise and vice versa.)

The Asian economic malaise was not the only factor fueling gains in U.S. Treasuries and German bonds.
Inflation has
remained subdued in both nations despite robust
U.S.
economic growth and a solid expansion in Germany.
This
trend is good for bonds because rising inflation erodes the value of their fixed interest and principal payments.

       Portfolio Breakdown.
Sectors expressed as a percentage of
  total investments as of 4/30/98.
          (PIE CHART)

What Went Well.

A Proven Track Record.

The Global Limited Maturity Fund provided returns for the semiannual period that beat the average comparable fund because we emphasized better-quality bonds and currencies. West European government bonds have attracted considerable interest from international investors in recent years due to their high credit quality and the ease with which the bonds can be bought and sold. These characteristics were valued even more after the Asian economic crisis left investors seeking debt securities with a proven track record, such as those of Germany. Since the beginning of November, we increased our holdings of German government bonds. This worked well as the 10-year German government bond yield slid to an all-time low of 4.83% in both
March and April
when bonds rallied. Outside of Europe, we initiated a position in New Zealand government bonds shortly after the reporting period ended. Kiwi bonds provided very attractive yields considering the nation's low rate of inflation.

While our U.S. dollar exposure fell to 69% from 76% of total investments, the Fund still benefited from the strengthening of the currency. In early January, the U.S. dollar soared to a five-and-a-half-year high against the Japanese yen on a belief that the U.S. economy will remain stronger than that of its major trading partners. The economy defied
Wall Street
forecasts for slower growth by expanding at a vigorous 5.4% annualized pace in the first three months of 1998, while inflationary pressures were surprisingly mild. Of course, the strong U.S. currency and low inflation helped boost prices of Treasury securities and other U.S.
dollar-denominated
bonds, which comprised more than 30% of the Fund's total investments throughout the reporting period.

Five Largest Issuers.
13.7%   U.S. Treasury Bonds
 8.1%   Queensland Treasury
        Corp. Gov't. Bonds
 4.4%   U.K. Treasury Bonds
 4.3%   Spanish Gov't. Bonds
 3.5%   British Columbia
        Municipal Fin. Auth.

Expressed as a percentage of net assets
as of 4/30/98.

And Not So Well.

Falling Maple Leaves.
Owning Canadian government bonds (10% of the Fund's total investments) proved rather disappointing because a weak
Canadian dollar diminished the appeal of these debt securities.
In late January, the Canadian currency had tumbled briefly to an all-time low of US$0.6808 from about US$0.7143 in early
November. With Canada's overnight bank lending rate at five percent compared with a U.S. federal funds rate of 5.50%, some investors have sold Canadian dollars and bonds in the new year for higher potential returns in the U.S.

Looking Ahead.
While our outlook for the major bond markets remains reasonably optimistic, bond prices have already risen in anticipation that
Asian economic problems will help keep inflation in check around the globe. Thus, future reports of subdued inflation may not spark big bond gains. Nevertheless, we are decidedly upbeat about specific local opportunities, including New
Zealand bonds. As for the U.S. dollar, the currency will likely remain strong against the Japanese yen as lingering economic woes keep interest rates at rock-bottom levels in
Japan. The outlook for "Euro land" currencies is more positive because some European countries are showing signs of economic recovery.

President's Letter
June 9, 1998

See You On the Net!

Dear Shareholder:

We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com

The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com

The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No.
1 full-service brokerage web site of its type by Financial
Net News (February 1998), a subsidiary of
Institutional
Investor magazine, and was also rated among the top corporate web sites by Fortune magazine (Winter
1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs.
Investors, through their Prudential Securities
Financial
Advisors, may also enroll in Prudential Online" and have access to their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses. So please, the next time you are "web browsing" or "surfing the net," pay us a visit.
Let us know
what you think and what you'd like to see added in the future.


Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

PRUDENTIAL GLOBAL LIMITED
Portfolio of Investments as               MATURITY
FUND, INC.
of April 30, 1998 (Unaudited)             LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
----------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
--------------------------------------------------
---------
LONG-TERM INVESTMENTS--85.4%
--------------------------------------------------
---------
Australia--9.2%
A$     1,250 Federal National Mortgage
                Association,
                6.375%, 8/15/07                  $
830,273
             Queensland Treasury Corporation,
     6,000   8.00%, 5/14/03
4,315,983
     2,500   8.00%, 9/14/07
1,857,890
                                                 -
----------

7,004,146
--------------------------------------------------
----------
Canada--9.2%
C$     3,500 British Columbia Municipal Fin.
                Auth.,
                6.75%, 4/24/07
2,641,417
     3,000   Canadian Government Bonds,
                9.00%, 12/1/04
2,521,086
     2,500   Province of Quebec,
                6.50%, 10/1/07
1,842,179
                                                 -
----------

7,004,682
--------------------------------------------------
----------
Denmark--5.7%
DKr   27,000 Danish Government Bonds,
                7.00%, 12/15/04
4,377,471
--------------------------------------------------
----------
Germany--11.5%
DM     4,000 Deutsche Bundesrepublik Principal
                Strip,
                Zero Coupon, 7/4/07
1,421,086
     3,500   German Government Bonds,
                6.00%, 1/5/06
2,086,565
     3,000   Ministry of Finance, (Russia),
                9.00%, 3/25/04
1,642,443
     3,000   Republic of Colombia,
                7.25%, 12/21/00
1,728,226
     3,000   Tokyo Gas Co. Ltd.,
                7.00%, 7/27/05
1,855,437
                                                 -
----------

8,733,757
Greece--2.4%
             Hellenic Republic,
GRD  200,000 11.00%, 11/26/99                    $
632,960
    40,000   9.20%, 3/21/02
127,993
   325,000   12.70%, 12/31/03, FRN
1,052,876
                                                 -
----------

1,813,829
--------------------------------------------------
----------
Hungary--0.3%
             Hungarian Government Bonds,
HUF   50,000 16.00%, 4/12/00
236,699
--------------------------------------------------
----------
Netherlands--3.1%
NLG    2,500 Dutch Government Bonds,
                6.50%, 4/15/03
1,337,249
     2,000   Republic of Argentina,
                7.625%, 7/5/99
996,431
                                                 -
----------

2,333,680
--------------------------------------------------
----------
Spain--4.3%
             Spanish Government Bonds,
Pts   200,000 10.30%, 6/15/02
1,583,840
   225,000   8.00%, 5/30/04
1,714,567
                                                 -
----------

3,298,407
--------------------------------------------------
----------
Sweden--2.3%
SEK   13,000 Swedish Government Bonds,
                6.00%, 2/9/05
1,755,039
--------------------------------------------------
----------
United Kingdom--9.6%
BP       500 Banco Nacional de Comercio
                Exterior SNC,
                8.75%, 9/28/00
830,871
       500   Banco Central Del Uruguay, FRN,
                8.625%, 2/19/07
786,032

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

PRUDENTIAL GLOBAL LIMITED
Portfolio of Investments as               MATURITY
FUND, INC.
of April 30, 1998 (Unaudited)             LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
----------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
--------------------------------------------------
---------
United Kingdom (cont'd.)
BP      1,300 Powergen PLC,
                8.875%, 3/26/03                  $
2,359,422
     2,000   United Kingdom Treasury Bonds,
                7.75%, 9/8/06
3,372,372
                                                 -
----------

7,348,697
--------------------------------------------------
----------
United States--27.8%
Central Banks--3.4%
US$      750 Banco del Estado Chile,
                8.39%, 8/1/01
789,375
     1,750   National Bank of Romania,
                9.75%, 6/25/99
1,765,312
                                                 -
----------

2,554,687
--------------------------------------------------
----------
Corporate Bonds--1.3%
     1,000   Cadbury Schweppes, PLC,
                6.25%, 10/4/99
1,002,500
--------------------------------------------------
----------
Sovereign Bonds--9.4%
       500   Jamaican Government Bonds,
                9.625%, 7/2/02
506,250
     1,000   Ministry of Finance, (Russia),
                10.00%, 6/26/07
950,000
     1,750   Municipality of Rio De Janeiro,
                10.375%, 7/12/99
1,771,875
       500   Republic of Argentina, FRB,
                6.625%, 3/31/05
435,813
     1,000   Republic of Brazil, IDU,
                6.875%, 1/1/01
683,410
     1,000   Republic of Croatia, FRN,
                6.50%, 7/31/06
850,490
       400   Republic of Lithuania,
                7.125%, 7/22/02
390,000
       500   Sultan of Oman,
                7.125%, 3/20/02
506,250
US$    1,015 Trinidad & Tobago Republic,
                9.75%, 11/3/00                   $
1,065,750
                                                 -
----------

7,159,838
--------------------------------------------------
----------
U.S. Government Obligations--13.7%
             United States Treasury Bonds,
     4,500   6.125%, 9/30/00
4,550,625
     1,000   7.875%, 11/15/04
1,115,160
     1,000   5/15/05, P/O
669,150
     4,000   6.25%, 2/15/07
4,134,360
                                                 -
----------

10,469,295
                                                 -
----------

21,186,320
                                                 -
----------
             Total long-term investments
                (cost US$66,779,265)
65,092,727
                                                 -
----------
SHORT-TERM INVESTMENTS--9.9%
--------------------------------------------------
----------
Hungary--1.2%
             Hungarian Government Bonds,
HUF  120,000 23.50%, 5/17/98
569,822
    65,000   16.50%, 4/12/99
309,268
                                                 -
----------

879,090
--------------------------------------------------
----------
Mexico--1.0%
             Mexican Cetes,
MXN   3,500  Zero Coupon, 6/18/98
399,809
     3,500   Zero Coupon, 9/17/98
380,782
                                                 -
----------

780,591
--------------------------------------------------
----------
Poland--1.1%
             Polish Treasury Bills,
PLN    1,000 Zero Coupon, 8/12/98
276,388
     1,700   Zero Coupon, 2/17/99
412,627
       600   Zero Coupon, 3/3/99
144,193
                                                 -
----------

833,208

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Portfolio of Investments as of April 30, 1998
(Unaudited)
--------------------------------------------------
----------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
--------------------------------------------------
----------
United States--5.3%
US$    3,080 Empresa de Petroleos,
                7.25%, 7/8/98                    $
3,078,460
     1,000   Petroleas Mexicano, FRN,
                6.9375%, 3/8/99
985,000
                                                 -
----------

4,063,460
--------------------------------------------------
----------
Repurchase Agreement--1.3%
       951   Joint Repurchase Agreement
                Account,
             5.70%, 5/1/98, (Note 5)
951,000
                                                 -
----------
             Total short-term investments
                (cost US$7,789,461)
7,507,349
                                                 -
----------
--------------------------------------------------
----------
Total Investments--95.3%
             (cost US$74,568,726; Note 4)
72,600,076
             Other assets in excess of
                liabilities--4.7%
3,598,308
                                                 -
----------
             Net Assets--100%
$76,198,384
                                                 -
----------
                                                 -
----------

---------------
Portfolio securities are classified by country
according to the security's
currency denomination.
FRB--Floating Rate Bond.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid Bonds.
P/O--Principal Only.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Statement of Assets and Liabilities
LIMITED MATURITY PORTFOLIO
(Unaudited)
--------------------------------------------------
------------------------------

Assets
April 30, 1998
Investments, at value (cost
$74,568,726)......................................
 ..............................       $ 72,600,076
Foreign currency, at value (cost
$1,024,163).......................................
 .........................            986,550
Cash..............................................
 ..................................................
 ........             39,379
Interest
receivable........................................
 .................................................
1,719,035
Receivable for investments
sold..............................................
 ...............................          1,676,726
Forward currency contracts - net amount receivable
from
counterparties....................................
 ..             21,536
Other
assets............................................
 ..................................................
 ..              1,946

--------------
   Total
assets............................................
 .................................................
77,045,248

--------------
Liabilities
Payable for Fund shares
reacquired........................................
 ..................................
308,755
Accrued
expenses..........................................
 ..................................................
241,204
Dividends
payable...........................................
 ................................................
133,466
Forward currency contracts - net amount payable to
counterparties....................................
 .......            117,762
Management fee
payable...........................................
 ...........................................
35,008
Distribution fee
payable...........................................
 .........................................
10,669

--------------
   Total
liabilities.......................................
 .................................................
846,864

--------------
Net
Assets............................................
 ..................................................
 ....       $ 76,198,384

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................       $
9,325
   Paid-in capital in excess of
par...............................................
 ..........................        128,577,737

--------------

128,587,062
   Undistributed net investment
income............................................
 ..........................            652,560
   Accumulated net realized loss on
investments.......................................
 ......................        (50,936,221)
   Net unrealized depreciation on investments and
foreign
currencies........................................
(2,105,017)

--------------
Net assets, April 30,
1998..............................................
 ....................................       $
76,198,384

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($73,906,124 / 9,045,551 shares of common
stock issued and
outstanding)...............................
$8.17
   Maximum sales charge (3.00% of offering
price)............................................
 ...............                .25

--------------
   Maximum offering price to
public............................................
 .............................              $8.42

--------------

--------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($2,190,489 / 266,560 shares of common stock
issued and
outstanding)..................................
$8.22

--------------

--------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($58,095 / 7,069 shares of common stock
issued and
outstanding)......................................
 .              $8.22

--------------

--------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($43,676 / 5,323 shares of common stock
issued and
outstanding)......................................
 .              $8.21

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
April 30, 1998
Income
   Interest..................................    $
3,208,570
                                                --
------------
Expenses
   Management fee............................
223,046
   Distribution fee--Class A.................
58,541
   Distribution fee--Class B.................
11,053
   Distribution fee--Class C.................
248
   Custodian's fees and expenses.............
87,000
   Transfer agent's fees and expenses........
76,000
   Reports to shareholders...................
48,000
   Registration fees.........................
21,000
   Audit fee.................................
15,000
   Legal fees and expenses...................
15,000
   Directors' fees and expenses..............
9,000
   Miscellaneous.............................
3,421
                                                --
------------
      Total expenses.........................
567,309
                                                --
------------
Net investment income........................
2,641,261
                                                --
------------
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions...................
(1,845,276)
   Foreign currency transactions.............
1,628,422
                                                --
------------

(216,854)
                                                --
------------
Net change in unrealized appreciation of:
   Investments...............................
507,427
   Foreign currencies........................
448,594
                                                --
------------

956,021
                                                --
------------
Net gain on investments and foreign
   currencies................................
739,167
                                                --
------------
Net Increase in Net Assets
Resulting from Operations....................    $
3,380,428
                                                --
------------
                                                --
------------

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                Six Months
                                  Ended
Year Ended
Increase (Decrease)             April 30,
October 31,
in Net Assets                      1998
1997
Operations
   Net investment income...  $      2,641,261    $
6,948,119
   Net realized gain (loss)
      on investment and
      foreign currency
      transactions.........          (216,854)
3,939,377
   Net change in unrealized
      appreciation/
      depreciation of
      investments and
      foreign currencies...           956,021
(5,664,378)
                             ----------------    -
---------------
Net increase in net assets
   resulting from
   operations..............         3,380,428
5,223,118
                             ----------------    -
---------------
Dividends and distributions (Note 1):
   Dividends from net
      investment income
      Class A..............        (2,550,542)
(5,803,256)
      Class B..............           (87,437)
(1,137,460)
      Class C..............            (1,964)
(7,370)
      Class Z..............            (1,318)
(33)
                             ----------------    -
---------------
                                   (2,641,261)
(6,948,119)
                             ----------------    -
---------------
   Distributions in excess
      of net investment
      income
      Class A..............        (3,087,673)
(2,383,691)
      Class B..............          (112,401)
(802,612)
      Class C..............            (3,868)
(1,338)
      Class Z..............            (1,550)
(4)
                             ----------------    -
---------------
                                   (3,205,492)
(3,187,645)
                             ----------------    -
---------------
Fund share transactions
   (net of share
   conversions) (Note 6)
   Net proceeds from shares
      sold.................           496,009
15,362,799
   Net asset value of
      shares issued in
      reinvestment of
      dividends and
      distributions........         3,538,598
5,830,223
   Cost of shares
      reacquired...........       (14,528,226)
(41,030,001)
                             ----------------    -
---------------
Net decrease in net assets
   from Fund share
   transactions............       (10,493,619)
(19,836,979)
                             ----------------    -
---------------
Total decrease.............       (12,959,944)
(24,749,625)
Net Assets
Beginning of period........        89,158,328
113,907,953
                             ----------------    -
---------------
End of period..............  $     76,198,384    $
89,158,328
                             ----------------    -
---------------
                             ----------------    -
---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements             MATURITY
FUND, INC.
(Unaudited)                               LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
------------------------------
Prudential Global Limited Maturity Fund, Inc. (the
'Fund') is registered under
the Investment Company Act of 1940 as a
nondiversified, open-end, management
investment company. The Fund was incorporated in
Maryland on February 21, 1990.
The Limited Maturity Portfolio (the 'Portfolio')
commenced investment operations
on November 1, 1990. The investment objective of
the Portfolio is to maximize
total return, the components of which are current
income and capital
appreciation, by investing primarily in a
portfolio of investment grade debt
securities. The ability of the issuers of the debt
securities held by the Fund
to meet their obligations may be affected by
economic developments in a specific
country or industry.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: In valuing the Fund's
assets, quotations of foreign
securities in a foreign currency are converted to
U.S. dollar equivalents at the
then current currency value. Government securities
for which quotations are
available will be based on prices provided by an
independent pricing service or
broker-dealer. Other portfolio securities that are
actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, will be
valued at the average of the
quoted bid and asked prices provided by an
independent pricing service or by
principal market makers. Any security for which
the primary market is on an
exchange is valued at the last sale price on such
exchange on the day of
valuation or, if there was no sale on such day, at
the mean between the last bid
and asked prices on such day or at the bid price
on such day in the absence of
an asked price. Securities for which market
quotations are not readily available
are valued at fair value as determined in good
faith by or under the direction
of the Board of Directors.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase transaction
including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities, other
assets and liabilities--at the
closing daily rate of exchange;
(ii) purchases and sales of investment securities,
income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are presented
at the foreign exchange rates
and market values at the close of the fiscal
period, the Fund does not isolate
that portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at the end of the fiscal
period. Similarly, the Fund
does not isolate the effect of changes in foreign
exchange rates from the
fluctuations arising from changes in the market
prices of long-term debt
securities sold during the fiscal period.
Accordingly, such realized foreign
currency gains and losses are included in the
reported net realized gains
(losses) on investment transactions.
Net realized gain on foreign currency transactions
represents net foreign
exchange gains or losses from sales and maturities
of short-term securities,
holding of foreign currencies, currency gains or
losses realized between the
trade and settlement dates on security
transactions, and the difference between
the amounts of interest and foreign taxes recorded
on the Fund's books and the
U.S. dollar equivalent amounts actually received
or paid. Net unrealized
currency gains and losses from valuing foreign
currency denominated assets and
liabilities at fiscal period end exchange rates
are reflected as a component of
net unrealized appreciation/depreciation on
investments and foreign currencies.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
U.S. companies as a result of,
among other factors, the possibility of political
and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward currency
contract is a commitment to
purchase or sell a foreign currency at a future
date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency exchange
rates on its
--------------------------------------------------
------------------------------
                                       8

PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements             MATURITY
FUND, INC.
(Unaudited)                               LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
------------------------------
foreign portfolio holdings or on specific
receivables and payables denominated
in a foreign currency. The contracts are valued
daily at current exchange rates
and any unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments and foreign
currencies. Gain or loss is realized on
the settlement date of the contract equal to the
difference between the
settlement value of the original and renegotiated
forward contracts. This gain
or loss, if any, is included in net realized gain
(loss) on foreign currency
transactions. Risks may arise upon entering into
these contracts from the
potential inability of the counterparties to meet
the terms of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses from security and currency
transactions are calculated on the identified cost
basis. Interest income is
recorded on the accrual basis. The Fund amortizes
discounts on purchases of debt
securities as adjustments to income. Expenses are
recorded on the accrual basis
which may require the use of certain estimates by
management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Dividends and Distributions: The Fund declares
daily and pays dividends from
book basis net investment income monthly and makes
distributions at least
annually of any net capital gains. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles. These differences are primarily due to
differing treatments for
foreign currency transactions.
Reclassification of Capital Accounts: The
Portfolio accounts and reports for
distributions to shareholders in accordance with
American Institute of Certified
Public Accountants (AICPA) Statement of Position
93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed net
investment income and decrease
accumulated net realized loss on investments by
$340,249. This was primarily the
result of net foreign currency losses incurred
during the six months ended April
30, 1998. Net investment income, net realized
gains and net assets were not
affected by this change.
Federal Income Taxes: It is the intent of the Fund
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an
agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment
advisory services in connection
with the management of the Fund. PIFM pays for the
services of PIC (which in
turn pays PRICOA), the cost of compensation of
officers of the Fund, occupancy
and certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly at an annual
rate of .55 of 1% of the average daily net assets
of the Portfolio.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for distributing
and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans
of distribution (the 'Class A,
B and C Plans'), regardless of expenses actually
incurred by PSI. The
distribution fees are accrued daily and payable
monthly. No distribution or
service fees are paid to PSI as distributor of the
Class Z shares of the Fund.
Effective July 1, 1998, Prudential Investment
Management Services LLC will
become the distributor of the Fund and will serve
the Fund under the same terms
and conditions as under the arrangement with PSI.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B
and C shares, respectively.
Such expenses under the Plans were .15 of 1%, .75
of 1% and .75 of 1% of the
average daily net assets of the Class A, B and C
shares, respectively, for the
six months ended April 30, 1998.
PSI has advised the Fund that it has received
approximately $1,500 in front-end
sales charges resulting from sales of Class A
shares during the six months ended
April 30, 1998. From these fees, PSI paid such
sales
--------------------------------------------------
------------------------------
                                       9

PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements             MATURITY
FUND, INC.
(Unaudited)                               LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
------------------------------
charges to affiliated broker-dealers, which in
turn paid commissions to
salespersons and incurred other distribution
costs.
PSI has advised the Fund that for the six months
ended April 30, 1998, it
received approximately $3,200 and $900 in
contingent deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve an alternative source of funding for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to the
Agreement during the period
ended April 30, 1998. The Funds pay a commitment
fee at an annual rate of .0555
of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by
the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
PSI, PIFM, PIC and PRICOA are indirect, wholly
owned subsidiaries of The
Prudential Insurance Company of America.
--------------------------------------------------
----------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
six months ended April 30,
1998, the Portfolio incurred fees of approximately
$65,000 for the services of
PMFS. As of April 30, 1998, approximately $10,300
of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement
of Operations include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments and options, for the six months ended April 30, 1998 aggregated $14,530,914 and
$27,994,959, respectively.
The United States federal income tax basis of the Portfolio's investments at
April 30, 1998 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation of investments was $1,968,650
(gross unrealized appreciation--$1,004,120; gross unrealized depreciation--$2,972,770).
For federal income tax purposes, the Portfolio had a capital loss carryforward as of October 31, 1997, of approximately
$51,059,600 of which $4,207,200 expires
in 2000, $32,949,600 expires in 2001, $12,011,000
expires in 2002, $1,565,600
expires in 2003 and $326,200 expires in 2004.
Accordingly, no capital gains
distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
At April 30, 1998, the Portfolio had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                              Value at
Forward Currency           Settlement Date
Current
Purchase Contracts             Payable
Value       Depreciation
-------------------------- ---------------   -----
------   --------------
New Zealand Dollars,
  expiring 6/30/98........   $   786,310     $
774,374      $(11,936)
                           ---------------   -----
------   --------------
                           ---------------   -----
------   --------------

                             Value at
Forward Currency          Settlement Date
Current     Appreciation/
Sale Contracts              Receivable
Value      Depreciation
------------------------- ---------------   ------
-----   ------------
Australian Dollars,
  expiring 5/27/98.......   $ 6,667,777     $
6,737,178     $(69,401)
French Francs,
  expiring 5/27/98.......     4,245,154
4,259,578      (14,424)
Japanese Yen,
  expiring 5/27/98.......       786,310
764,774       21,536
Netherland Guilders,
  expiring 5/27/98.......    11,697,220
11,718,594      (21,374)
Swiss Francs,
  expiring 5/27/98.......     4,755,526
4,756,153         (627)
                          ---------------   ------
-----   ------------
                            $28,151,987
$28,236,277     $(84,290)
                          ---------------   ------
-----   ------------
                          ---------------   ------
-----   ------------

--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Portfolio, along with other affiliated
registered investment companies,
transfers uninvested cash balances into a single
joint account, the daily
aggregate balance of which is invested in one or
more repurchase agreements
collateralized by U.S. Treasury or Federal agency
obligations. As of April 30,
1998, the Portfolio has a 0.1% undivided interest
in the repurchase agreements
in the joint account. The undivided interest for
the Portfolio represents
$951,000 in principal amount. As of such date,
each repurchase agreement in the
joint account and the value of the collateral
therefor were as follows:
--------------------------------------------------
------------------------------
                                       10

PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements             MATURITY
FUND, INC.
(Unaudited)                               LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
------------------------------
Bear, Stearns & Co., Inc. 5.53%, in the principal
amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98. The
value of the collateral including
accrued interest was $316,688,713.
Credit Suisse First Boston Corp, 5.54%, in the
principal amount of $310,000,000,
repurchase price $310,047,706, due 5/1/98. The
value of the collateral including
accrued interest was $321,763,994.
Morgan (J.P.) Securities, Inc., 5.53%, in the
principal amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98. The
value of the collateral including
accrued interest was $316,200,983.
UBS Securities LLC, 5.375%, in the principal
amount of $218,770,000, repurchase
price $218,802,664, due 5/1/98. The value of the
collateral including accrued
interest was $223,146,143.
--------------------------------------------------
----------
Note 6. Capital
The Portfolio offers Class A, Class B, Class C and
Class Z shares. Class A
shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase
Class A shares at net asset
value. Effective January 27, 1997, the Portfolio commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Portfolio has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares.
Transactions in shares of common stock for the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows.

Class A                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended April 30, 1998:
Shares sold.........................      36,793
$    301,433
Shares issued in reinvestment of
  dividends and distributions.......     416,757
3,393,895
Shares reacquired...................  (1,655,788)
(13,565,233)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................  (1,202,238)
(9,869,905)
Shares issued upon conversion from
  Class B...........................     124,731
1,038,680
                                      ----------
------------
Net decrease in shares
  outstanding.......................  (1,077,507)
$ (8,831,225)
                                      ----------
------------
                                      ----------
------------
Year ended October 31, 1997:
Shares sold.........................   1,677,463
$ 14,801,446
Shares issued in reinvestment of
  dividends and distributions.......     550,154
4,710,600
Shares reacquired...................  (2,618,160)
(22,399,789)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (390,543)
(2,887,743)
Shares issued upon conversion from
  Class B...........................   2,682,675
22,909,615
                                      ----------
------------
Net increase in shares
  outstanding.......................   2,292,132
$ 20,021,872
                                      ----------
------------
                                      ----------
------------
Class B
------------------------------------
Six months ended April 30, 1998:
Shares sold.........................      16,261
$    136,439
Shares issued in reinvestment of
  dividends and distributions.......      16,676
136,454
Shares reacquired...................    (108,251)
(892,391)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................     (75,314)
(619,498)
Shares reacquired upon conversion
  into Class A......................    (124,134)
(1,038,680)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (199,448)
$ (1,658,178)
                                      ----------
------------
                                      ----------
------------
Year ended October 31, 1997:
Shares sold.........................      53,550
$    462,980
Shares issued in reinvestment of
  dividends and distributions.......     128,673
1,112,119
Shares reacquired...................  (2,106,270)
(18,586,016)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................  (1,924,047)
(17,010,917)
Shares reacquired upon conversion
  into Class A......................  (2,672,625)
(22,909,615)
                                      ----------
------------
Net decrease in shares
  outstanding.......................  (4,596,672)
$(39,920,532)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------

PRUDENTIAL GLOBAL LIMITED
Notes to Financial Statements             MATURITY
FUND, INC.
(Unaudited)                               LIMITED
MATURITY PORTFOLIO
--------------------------------------------------
------------------------------

Class C                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended April 30, 1998:
Shares sold.........................       2,465
$     20,350
Shares issued in reinvestment of
  dividends and distributions.......         666
5,442
Shares reacquired...................      (8,689)
(70,602)
                                      ----------
------------
Net decrease in shares
  outstanding.......................      (5,558)
$    (44,810)
                                      ----------
------------
                                      ----------
------------
Year ended October 31, 1997:
Shares sold.........................      10,910
$     94,072
Shares issued in reinvestment of
  dividends and distributions.......         872
7,480
Shares reacquired...................      (5,205)
(44,196)
                                      ----------
------------
Increase in shares outstanding......       6,577
$     57,356
                                      ----------
------------
                                      ----------
------------
Class Z
------------------------------------
Six months ended April 30, 1998:
Shares sold.........................       4,474
$     37,787
Shares issued in reinvestment of
  dividends and distributions.......         344
2,807
                                      ----------
------------
Net increase in shares
  outstanding.......................       4,818
$     40,594
                                      ----------
------------
                                      ----------
------------
January 27, 1997(a) through
  October 31, 1997:
Shares sold.........................         502
$      4,301
Shares issued in reinvestment of
  dividends and distributions.......           3
24
                                      ----------
------------
Increase in shares outstanding......         505
$      4,325
                                      ----------
------------
                                      ----------
------------
---------------
(a) Commencement of offering of Class Z shares.

--------------------------------------------------
------------------------------

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------------------

Six Months

Ended                        Year Ended October
31,

April 30,      -----------------------------------
--------------------

1998(b)       1997(b)      1996        1995
1994        1993

----------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$   8.41      $  8.82     $  8.39     $  8.56
$  9.29     $  9.16

----------     -------     -------     -------
-------     -------
Income from investment operations
Net investment income.........................
 .27          .60         .60         .61
 .70         .97
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................
 .09         (.16)        .40        (.21)
(.86)       (.26)

----------     -------     -------     -------
-------     -------
   Total from investment operations...........
 .36          .44        1.00         .40
(.16)        .71

----------     -------     -------     -------
-------     -------
Less distributions
Dividends from net investment income..........
(.27)        (.60)       (.57)       (.48)
--        (.58)
Distributions in excess of net investment
   income.....................................
(.33)        (.25)         --          --
--          --
Tax return of capital distributions...........
--           --          --        (.09)
(.57)         --

----------     -------     -------     -------
-------     -------
   Total distributions........................
(.60)         (.85)       (.57)       (.57)
(.57)       (.58)

----------     -------     -------     -------
-------     -------
Net asset value, end of period................
$   8.17      $  8.41     $  8.82     $  8.39
$  8.56     $  9.29

----------     -------     -------     -------
-------     -------

----------     -------     -------     -------
-------     -------
TOTAL RETURN(a):..............................
4.28%        5.14%      12.35%       4.92%
(1.89)%      7.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 73,906      $85,109     $69,051     $18,216
$28,841     $59,458
Average net assets (000)......................
$ 78,701      $83,590     $53,284     $20,153
$38,000     $70,347
Ratios to average net assets:
   Expenses, including distribution fees......
1.38%(c)     1.35%       1.32%       1.21%
1.17%       1.02%
   Expenses, excluding distribution fees......
1.23%(c)     1.20%       1.17%       1.06%
1.02%        .87%
   Net investment income......................
6.54%(c)     6.94%       7.12%       7.25%
7.67%      10.81%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................
20%          53%        101%        199%
232%        307%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less
than a full year are not
    annualized.
(b) Calculated based upon average shares
outstanding during the period.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
------------------------

Six Months

Ended                          Year Ended October
31,

April 30,      -----------------------------------
------------------------

1998(b)       1997(b)       1996         1995
1994         1993

-----       -------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$ 8.45       $  8.85     $   8.42     $   8.56
$   9.29     $   9.16

-----       -------     --------     --------
--------     --------
Income from investment operations
Net investment income.........................
 .24           .55          .55          .56
 .62          .88
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................
 .09          (.16)         .40         (.19)
(.86)        (.26)

-----       -------     --------     --------
--------     --------
   Total from investment operations...........
 .33           .39          .95          .37
(.24)         .62

-----       -------     --------     --------
--------     --------
Less distributions
Dividends from net investment income..........
(.24)         (.55)        (.52)        (.43)
--         (.49)
Distributions in excess of net investment
   income.....................................
(.32)         (.24)          --           --
--           --
Tax return of capital distributions...........
--            --           --         (.08)
(.49)          --

-----       -------     --------     --------
--------     --------
   Total distributions........................
(.56)         (.79)        (.52)        (.51)
(.49)        (.49)

-----       -------     --------     --------
--------     --------
Net asset value, end of period................
$ 8.22       $  8.45     $   8.85     $   8.42
$   8.56     $   9.29

-----       -------     --------     --------
--------     --------

-----       -------     --------     --------
--------     --------
TOTAL RETURN(a):..............................
4.05%         4.59%       11.61%        4.60%
(2.62)%       7.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$2,190       $ 3,938     $ 44,804     $108,454
$188,966     $375,013
Average net assets (000)......................
$2,972       $17,941     $ 70,794     $139,248
$281,143     $474,175
Ratios to average net assets:
   Expenses, including distribution fees......
1.98%(c)      1.95%        1.92%        1.83%
1.97%        1.87%
   Expenses, excluding distribution fees......
1.23%(c)      1.20%        1.17%        1.08%
1.02%         .87%
   Net investment income......................
5.93%(c)      6.34%        6.51%        6.61%
6.82%        9.42%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less
than a full year are not
    annualized.
(b) Calculated based upon average shares
outstanding during the period.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
--------------------------------------------------
------------------------------

Class C                                 Class Z

--------------------------------------------------
----------     ----------

August 1,

Six Months
1994(b)       Six Months

Ended           Year Ended October 31,
Through         Ended

April 30,      -----------------------------
October 31,     April 30,

1998(f)       1997(f)      1996       1995
1994          1998(f)

-----       -------     ------     ------
---             ---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$ 8.45       $ 8.85      $ 8.42     $ 8.56
$8.61          $ 8.44

-----       -------     ------     ------
---             ---
Income from investment operations
Net investment income.........................
 .24          .55         .55        .54
 .14             .27
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................
 .09         (.16 )       .40       (.17)
(.06)            .09

-----       -------     ------     ------
---             ---
   Total from investment operations...........
 .33          .39         .95        .37
 .08             .36

-----       -------     ------     ------
---             ---
Less distributions
Dividends from net investment income..........
(.24)        (.55 )      (.52)      (.43)
--            (.27)
Distributions in excess of net investment
   income.....................................
(.32)        (.24 )        --         --
--            (.32)
Tax return of capital distributions...........
--           --          --       (.08)
(.13)             --

-----       -------     ------     ------
---             ---
   Total distributions........................
(.56)        (.79 )      (.52)      (.51)
(.13)           (.59)

-----       -------     ------     ------
---             ---
Net asset value, end of period................
$ 8.22       $ 8.45      $ 8.85     $ 8.42
$8.56          $ 8.21

-----       -------     ------     ------
---             ---

-----       -------     ------     ------
---             ---
TOTAL RETURN(a):..............................
4.05%        4.59 %     11.61%      4.60%
0.75%           4.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$   58       $  107      $   54     $  755(e)
$ 200(e)       $   44
Average net assets (000)......................
$   67       $  116      $    4     $1,461(e)
$ 199(e)       $   40
Ratios to average net assets:
   Expenses, including distribution fees......
1.98%(c)     1.95 %      1.92%      1.70%
 .93%(c)        1.23%(c)
   Expenses, excluding distribution fees......
1.23%(c)     1.20 %      1.17%       .95%
 .18%(c)        1.23%(c)
   Net investment income......................
5.95%(c)     6.36 %      6.35%      6.43%
7.02%(c)        6.70%(c)

January 27,

1997(d)

Through

October 31,

1997(f)

---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$8.57

---
Income from investment operations
Net investment income.........................
 .43
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................
(.11)

---
   Total from investment operations...........
 .32

---
Less distributions
Dividends from net investment income..........
(.43)
Distributions in excess of net investment
   income.....................................
(.02)
Tax return of capital distributions...........
--

---
   Total distributions........................
(.45)

---
Net asset value, end of period................
$8.44

---

---
TOTAL RETURN(a):..............................
3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$   4
Average net assets (000)......................
$ 308(e)
Ratios to average net assets:
   Expenses, including distribution fees......
1.20%(c)
   Expenses, excluding distribution fees......
1.20%(c)
   Net investment income......................
14.07%(c)

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Commencement of offering of Class C shares.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Figures are actual and not rounded to the
nearest thousand.
(f) Calculated based upon average shares
outstanding during the period.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.
Cutlers Court, 115 Houndsditch 4th Floor
London EC3A 7BU England

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April
30, 1998
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852

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